Unaudited Interim Condensed Consolidated Statements of Operations	6 Months Ended
	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares
Revenues
Total revenues	$ 7,006,918	$ 900,250	$ 19,128,764
Cost of revenues
Cost of revenues	5,592,183	718,485	16,799,151
Gross profit	1,414,735	181,765	2,329,613
Operating expenses
General and administrative expenses	7,605,980	977,218	3,791,866
Total operating expenses	7,605,980	977,218	3,791,866
Loss from operations	(6,191,245)	(795,453)	(1,462,253)
Other income (expenses)
Interest expenses			(617)
Other income	327,425	42,068	147,286
Equity income of unconsolidated investees	3,984	512
Total other income (expenses), net	331,409	42,580	146,669
Loss before income tax	(5,859,836)	(752,873)	(1,315,584)
Income tax credit
Current	16,898	2,171	11,861
Deferred	(451,514)	(58,011)	(82,050)
Total income tax credit	(434,616)	(55,840)	(70,189)
Net loss	$ (5,425,220)	$ (697,033)	$ (1,245,395)
Weighted average number of Ordinary Shares
Basic (in Shares)	18,300,000	18,300,000	17,209,239
Diluted (in Shares)	18,300,000	18,300,000	17,209,239
Loss per share
Basic (in Dollars per share and Dollars per share) | (per share)	$ (0.3)	$ (0.04)	$ (0.07)
Diluted (in Dollars per share and Dollars per share) | (per share)	$ (0.3)	$ (0.04)	$ (0.07)
Third parties
Cost of revenues
Cost of revenues	$ 5,163,183	$ 663,367	$ 16,164,651
Related parties
Cost of revenues
Cost of revenues	429,000	55,118	634,500
Cloud services and data center managed services | Third parties
Revenues
Total revenues	2,411,580	309,840	13,233,426
Cloud services and data center managed services | Related parties
Revenues
Total revenues	2,040,000	262,100
Telecommunication, consultancy and related services | Third parties
Revenues
Total revenues	$ 2,555,338	$ 328,310	$ 5,895,338